Operating Segment Information - Summary of Segment Assets (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total Assets	€ 4,301	€ 3,901
Deferred income tax assets	155	163
Cash and cash equivalents	213	164	€ 269
Other financial assets	26	104
Segment [member]
Disclosure of operating segments [line items]
Total Assets	3,907	3,470
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Total Assets	2,008	1,791
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Total Assets	861	831
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Total Assets	694	544
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Total Assets	344	304
Unallocated amounts [member]
Disclosure of operating segments [line items]
Deferred income tax assets	155	163
Cash and cash equivalents	213	164
Other financial assets	€ 26	€ 104